BUSINESS ACQUISITIONS - Acquisition in DKW (Details) $ in Thousands		1 Months Ended	5 Months Ended
	Sep. 01, 2018 USD ($) item	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Purchase price allocation of acquisitions
Goodwill			$ 25,096	$ 428
Digital Knowledge World Co., Ltd.
BUSINESS ACQUISITIONS
Percentage of equity interest	90.00%
Consideration transferred	$ 17,130
Number of kindergartens operated | item	3
Purchase price allocation of acquisitions
Cash and cash equivalents	$ 4,773
Other current assets	4,013
Property and equipment, net	1,322
Other current liabilities	(7,235)
Deferred tax liabilities	(696)
Noncontrolling interest	(1,523)
Goodwill	13,693
Total	$ 17,130
Depreciation or amortization period	5 years
Net revenue			3,493
Pre-tax net income			$ 463
Digital Knowledge World Co., Ltd. | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 1,721
Amortization period - intangible assets		4 years
Digital Knowledge World Co., Ltd. | Trademark
Purchase price allocation of acquisitions
Intangible assets	$ 1,062
Amortization period - intangible assets		5 years